Details of Certain Items Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, Available-for-sale, USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	$ 92,619		$ 78,467
Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	279	[1]	273	[1]
Alt-A RMBS | 2006-2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	111	[1]	99	[1]
Alt-A RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	107	[1]	113	[1]
Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	61	[1]	61	[1]
Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	728	[1]	815	[1]
Prime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	106	[1]	121	[1]
Prime RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	70	[1]	75	[1]
Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	215	[1]	230	[1]
Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	337	[1]	389	[1]
Subprime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	452	[1]	418	[1]
Subprime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale			2	[1]
Subprime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	108	[1]	82	[1]
Subprime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	344	[1]	334	[1]
Commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	3,139		3,339
Commercial MBS | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,839	[1]	3,005	[1]
Commercial MBS | 2009-2012 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	283	[1]	200	[1]
Commercial MBS | 2008 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	24	[1]	25	[1]
Commercial MBS | 2007 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	707	[1]	789	[1]
Commercial MBS | 2006 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	900	[1]	892	[1]
Commercial MBS | 2005 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	640	[1]	696	[1]
Commercial MBS | 2004 and earlier | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	285	[1]	403	[1]
Foreign Covered Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	3,718	[1]	2,425	[1]
Foreign Covered Bonds | Canada
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	925	[1]	795	[1]
Foreign Covered Bonds | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	866	[1]	1,461	[1]
Foreign Covered Bonds | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	756	[1]	25	[1]
Foreign Covered Bonds | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	360	[1]	26	[1]
Foreign Covered Bonds | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	811	[1]	118	[1]
European Floating Rate Notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	3,145	[1]	1,429	[1]
European Floating Rate Notes | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	68	[1]	93	[1]
European Floating Rate Notes | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,873	[1]	686	[1]
European Floating Rate Notes | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	841	[1]	47	[1]
European Floating Rate Notes | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	161	[1]	203	[1]
European Floating Rate Notes | Italy
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	125	[1]	150	[1]
European Floating Rate Notes | Australia
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	77	[1]	101	[1]
European Floating Rate Notes | France
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale			9	[1]
European Floating Rate Notes | Luxembourg
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale			140	[1]
Sovereign Debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	9,424	[1]	11,954	[1]
Sovereign Debt | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,646	[1]	2,347	[1]
Sovereign Debt | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	4,771	[1]	4,526	[1]
Sovereign Debt | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,054	[1]	2,230	[1]
Sovereign Debt | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	56	[1]	61	[1]
Sovereign Debt | France
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	897	[1]	2,790	[1]
Grantor Trust Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,970	[1],[2]	1,879	[1],[2]
Grantor Trust Alt-A RMBS | 2006-2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,128	[1],[2]	1,042	[1],[2]
Grantor Trust Alt-A RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	622	[1],[2]	628	[1],[2]
Grantor Trust Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	220	[1],[2]	209	[1],[2]
Grantor Trust Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,010	[1],[2]	1,175	[1],[2]
Grantor Trust Prime RMBS | 2006-2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	601	[1],[2]	678	[1],[2]
Grantor Trust Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	378	[1],[2]	465	[1],[2]
Grantor Trust Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	31	[1],[2]	32	[1],[2]
Grantor Trust Sub Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	130	[1],[2]	125	[1],[2]
Grantor Trust Sub Prime RMBS | 2005-2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	94	[1],[2]	88	[1],[2]
Grantor Trust Sub Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	$ 36	[1],[2]	$ 37	[1],[2]
Ratings, AAA/AA- | Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	1.00%		6.00%
Ratings, AAA/AA- | Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	4.00%		27.00%
Ratings, AAA/AA- | Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	7.00%		28.00%
Ratings, AAA/AA- | Prime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			38.00%
Ratings, AAA/AA- | Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			32.00%
Ratings, AAA/AA- | Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	16.00%		29.00%
Ratings, AAA/AA- | Subprime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	3.00%		8.00%
Ratings, AAA/AA- | Subprime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	4.00%		23.00%
Ratings, AAA/AA- | Subprime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	3.00%		5.00%
Ratings, AAA/AA- | Commercial MBS | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	89.00%		84.00%
Ratings, AAA/AA- | Commercial MBS | 2009-2012 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	97.00%		100.00%
Ratings, AAA/AA- | Commercial MBS | 2008 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	59.00%		16.00%
Ratings, AAA/AA- | Commercial MBS | 2007 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	78.00%		66.00%
Ratings, AAA/AA- | Commercial MBS | 2006 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	85.00%		85.00%
Ratings, AAA/AA- | Commercial MBS | 2005 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	98.00%		94.00%
Ratings, AAA/AA- | Commercial MBS | 2004 and earlier | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		97.00%
Ratings, AAA/AA- | Foreign Covered Bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, AAA/AA- | Foreign Covered Bonds | Canada
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, AAA/AA- | Foreign Covered Bonds | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	98.00%		99.00%
Ratings, AAA/AA- | Foreign Covered Bonds | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, AAA/AA- | Foreign Covered Bonds | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, AAA/AA- | Foreign Covered Bonds | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, AAA/AA- | European Floating Rate Notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	77.00%		55.00%
Ratings, AAA/AA- | European Floating Rate Notes | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			21.00%
Ratings, AAA/AA- | European Floating Rate Notes | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	79.00%		72.00%
Ratings, AAA/AA- | European Floating Rate Notes | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		35.00%
Ratings, AAA/AA- | European Floating Rate Notes | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	15.00%
Ratings, AAA/AA- | European Floating Rate Notes | Italy
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			100.00%
Ratings, AAA/AA- | European Floating Rate Notes | Australia
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	94.00%		91.00%
Ratings, AAA/AA- | European Floating Rate Notes | France
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			100.00%
Ratings, AAA/AA- | Sovereign Debt
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, AAA/AA- | Sovereign Debt | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, AAA/AA- | Sovereign Debt | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, AAA/AA- | Sovereign Debt | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, AAA/AA- | Sovereign Debt | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		97.00%
Ratings, AAA/AA- | Sovereign Debt | France
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, AAA/AA- | Grantor Trust Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	1.00%	[2]	2.00%	[2]
Ratings, AAA/AA- | Grantor Trust Alt-A RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	4.00%	[2]	5.00%	[2]
Ratings, AAA/AA- | Grantor Trust Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			9.00%	[2]
Ratings, AAA/AA- | Grantor Trust Sub Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	2.00%	[2]	2.00%	[2]
Ratings, AAA/AA- | Grantor Trust Sub Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	5.00%	[2]	5.00%	[2]
Ratings, A+/A- | Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	2.00%		3.00%
Ratings, A+/A- | Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	9.00%		13.00%
Ratings, A+/A- | Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	29.00%		19.00%
Ratings, A+/A- | Prime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			4.00%
Ratings, A+/A- | Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	33.00%
Ratings, A+/A- | Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	42.00%		38.00%
Ratings, A+/A- | Subprime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	5.00%		14.00%
Ratings, A+/A- | Subprime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			2.00%
Ratings, A+/A- | Subprime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	8.00%		12.00%
Ratings, A+/A- | Subprime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	4.00%		15.00%
Ratings, A+/A- | Commercial MBS | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	9.00%		14.00%
Ratings, A+/A- | Commercial MBS | 2009-2012 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	3.00%
Ratings, A+/A- | Commercial MBS | 2008 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	41.00%		84.00%
Ratings, A+/A- | Commercial MBS | 2007 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	16.00%		26.00%
Ratings, A+/A- | Commercial MBS | 2006 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	14.00%		15.00%
Ratings, A+/A- | Commercial MBS | 2005 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	1.00%		6.00%
Ratings, A+/A- | Commercial MBS | 2004 and earlier | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			2.00%
Ratings, A+/A- | Foreign Covered Bonds | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	2.00%		1.00%
Ratings, A+/A- | European Floating Rate Notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	15.00%		34.00%
Ratings, A+/A- | European Floating Rate Notes | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	9.00%		6.00%
Ratings, A+/A- | European Floating Rate Notes | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	19.00%		28.00%
Ratings, A+/A- | European Floating Rate Notes | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			65.00%
Ratings, A+/A- | European Floating Rate Notes | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			50.00%
Ratings, A+/A- | European Floating Rate Notes | Italy
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%
Ratings, A+/A- | European Floating Rate Notes | Australia
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	6.00%		9.00%
Ratings, A+/A- | European Floating Rate Notes | Luxembourg
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			100.00%
Ratings, A+/A- | Sovereign Debt | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			3.00%
Ratings, A+/A- | Grantor Trust Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	2.00%	[2]	4.00%	[2]
Ratings, A+/A- | Grantor Trust Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	1.00%	[2]	2.00%	[2]
Ratings, A+/A- | Grantor Trust Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	1.00%	[2]	4.00%	[2]
Ratings, A+/A- | Grantor Trust Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	8.00%	[2]
Ratings, A+/A- | Grantor Trust Sub Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			10.00%	[2]
Ratings, A+/A- | Grantor Trust Sub Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			34.00%	[2]
Ratings, BBB+/BBB- | Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	6.00%		11.00%
Ratings, BBB+/BBB- | Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	25.00%		47.00%
Ratings, BBB+/BBB- | Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	12.00%		5.00%
Ratings, BBB+/BBB- | Prime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	45.00%
Ratings, BBB+/BBB- | Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	7.00%
Ratings, BBB+/BBB- | Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	7.00%		11.00%
Ratings, BBB+/BBB- | Subprime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	13.00%		21.00%
Ratings, BBB+/BBB- | Subprime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			98.00%
Ratings, BBB+/BBB- | Subprime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	34.00%		29.00%
Ratings, BBB+/BBB- | Subprime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	6.00%		18.00%
Ratings, BBB+/BBB- | Commercial MBS | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	2.00%		2.00%
Ratings, BBB+/BBB- | Commercial MBS | 2007 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	6.00%		8.00%
Ratings, BBB+/BBB- | Commercial MBS | 2006 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	1.00%
Ratings, BBB+/BBB- | Commercial MBS | 2005 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	1.00%
Ratings, BBB+/BBB- | Commercial MBS | 2004 and earlier | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			1.00%
Ratings, BBB+/BBB- | European Floating Rate Notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	2.00%		11.00%
Ratings, BBB+/BBB- | European Floating Rate Notes | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			73.00%
Ratings, BBB+/BBB- | European Floating Rate Notes | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	2.00%
Ratings, BBB+/BBB- | European Floating Rate Notes | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value			47.00%
Ratings, BBB+/BBB- | Grantor Trust Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	2.00%	[2]	3.00%	[2]
Ratings, BBB+/BBB- | Grantor Trust Alt-A RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	1.00%	[2]	1.00%	[2]
Ratings, BBB+/BBB- | Grantor Trust Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	12.00%	[2]	27.00%	[2]
Ratings, BBB+/BBB- | Grantor Trust Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	1.00%	[2]	1.00%	[2]
Ratings, BBB+/BBB- | Grantor Trust Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	2.00%	[2]
Ratings, BBB+/BBB- | Grantor Trust Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	24.00%	[2]	22.00%	[2]
Ratings, BBB+/BBB- | Grantor Trust Sub Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	10.00%	[2]
Ratings, BBB+/BBB- | Grantor Trust Sub Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	36.00%	[2]
Ratings, BB+ and lower | Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	91.00%		80.00%
Ratings, BB+ and lower | Alt-A RMBS | 2006-2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, BB+ and lower | Alt-A RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, BB+ and lower | Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	62.00%		13.00%
Ratings, BB+ and lower | Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	52.00%		48.00%
Ratings, BB+ and lower | Prime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	55.00%		58.00%
Ratings, BB+ and lower | Prime RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%		100.00%
Ratings, BB+ and lower | Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	60.00%		68.00%
Ratings, BB+ and lower | Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	35.00%		22.00%
Ratings, BB+ and lower | Subprime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	79.00%		57.00%
Ratings, BB+ and lower | Subprime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	54.00%		36.00%
Ratings, BB+ and lower | Subprime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	87.00%		62.00%
Ratings, BB+ and lower | European Floating Rate Notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	6.00%
Ratings, BB+ and lower | European Floating Rate Notes | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	91.00%
Ratings, BB+ and lower | European Floating Rate Notes | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	85.00%		3.00%
Ratings, BB+ and lower | Grantor Trust Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	97.00%	[2]	95.00%	[2]
Ratings, BB+ and lower | Grantor Trust Alt-A RMBS | 2006-2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%	[2]	100.00%	[2]
Ratings, BB+ and lower | Grantor Trust Alt-A RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	95.00%	[2]	94.00%	[2]
Ratings, BB+ and lower | Grantor Trust Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	86.00%	[2]	69.00%	[2]
Ratings, BB+ and lower | Grantor Trust Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	98.00%	[2]	97.00%	[2]
Ratings, BB+ and lower | Grantor Trust Prime RMBS | 2006-2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%	[2]	100.00%	[2]
Ratings, BB+ and lower | Grantor Trust Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	97.00%	[2]	96.00%	[2]
Ratings, BB+ and lower | Grantor Trust Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	68.00%	[2]	69.00%	[2]
Ratings, BB+ and lower | Grantor Trust Sub Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	88.00%	[2]	88.00%	[2]
Ratings, BB+ and lower | Grantor Trust Sub Prime RMBS | 2005-2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	100.00%	[2]	100.00%	[2]
Ratings, BB+ and lower | Grantor Trust Sub Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of fair value	59.00%	[2]	61.00%	[2]

[1]	At Dec. 31, 2012 and Dec. 31, 2011, foreign covered bonds were included in Level 1 and Level 2 in the valuation hierarchy. All other assets in the table are Level 2 assets in the valuation hierarchy.
[2]	Previously included in the Grantor Trust.